Share-based compensation - Summary of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	827,642	825,091	1,349,001
Weighted average remaining contractual life (years)	3 years 10 months 20 days	5 years 2 months 4 days
Number of options exercisable (in shares)	484,483	456,218
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	234,120	235,320
Weighted average remaining contractual life (years)	1 year 8 months 23 days	2 years 8 months 23 days
Number of options exercisable (in shares)	234,120	235,320
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	23,985	26,185
Weighted average remaining contractual life (years)	5 years 11 months 26 days	7 years 3 days
Number of options exercisable (in shares)	21,242	9,500
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	93,947	179,354
Weighted average remaining contractual life (years)	4 years 9 months 7 days	5 years 9 months 7 days
Number of options exercisable (in shares)	93,947	137,885
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 60.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	385,966	348,091
Weighted average remaining contractual life (years)	4 years 8 months 15 days	5 years 5 months 23 days
Number of options exercisable (in shares)	125,813	58,511
26.43 - 60.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 26.43	$ 26.43
26.43 - 60.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.00	$ 60.00
60.01 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	89,624	36,141
Weighted average remaining contractual life (years)	4 years 6 months	3 years 7 months 28 days
Number of options exercisable (in shares)	9,361	15,002
60.01 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.01	$ 60.01
60.01 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 95.12	$ 95.12